Kathleen H Moriarty Partner	1270 Avenue of the Americas 30th Floor New York, New York 10020-1708 T 212.655.6000 D 212.655.2548 moriarty@chapman.com

September 24, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Syntax ETF Trust (CIK: 0001580843) Post-Effective Amendment No. 27 to

Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Syntax ETF Trust (the “Registrant”), and pursuant to the requirements of the Securities Act of 1933, as amended, we are transmitting to you, via EDGAR, Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-215607) and Amendment No. 33 under the Investment Company Act of 1940, as amended File No. 811-23227), (the “Amendment”).

If you have any further questions or wish to discuss the Amendment, please do not hesitate to call me at 212-655-2548. We greatly appreciate your assistance with respect to the Amendment.

Very truly yours,

/s/ Kathleen H. Moriarty, Esq.
Kathleen H. Moriarty, Esq.

4848-4083-5574